Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Premises and Equipment [Abstract]
Summary of premises and equipment

	2012	2011
Land	$4,308	4,308
Buildings and improvements	12,954	12,726
Furniture, fixtures and equipment	15,456	13,127

	32,718	30,161
Accumulated depreciation	(17,446)	(15,727)

Total	$15,272	14,434

Future minimum rental commitments under noncancelable leases

Fiscal year ended September 30,	Amount
2013	$823
2014	802
2015	793
2016	723
2017	723
Thereafter	121